Employee Benefit Plans (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1
Discount rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	73
Rate of future compensation increase
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 12
Defined Benefit Plans - Non-Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	5.00%
Post-retirement benefit plan expense	$ 32	$ 35
Defined Benefit Plans - Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	9.80%
Post-retirement benefit plan expense	$ 21	23
SERP [Member]
Disclosure of defined benefit plans [line items]
Length of service for eligible benefits	16 years 1 month 6 days
Post-retirement benefit plan expense	$ 8	10
ERP [Member]
Disclosure of defined benefit plans [line items]
Length of service for eligible benefits	21 years 6 months
Post-retirement benefit plan expense	$ 8	$ 4
Accrued benefit obligation | SERP [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.70%
Accrued benefit obligation | ERP [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.70%
Benefit Cost [Member] | SERP [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.50%
Benefit Cost [Member] | ERP [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.50%
Other Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Length of service for eligible benefits	17 years
Retirement plan expense	$ 0	$ 0
Effect of changes in demographic assumptions	1
Other Benefit Plans [Member] | Discount rate
Disclosure of defined benefit plans [line items]
Effect of changes in demographic assumptions	$ 1
Other Benefit Plans [Member] | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	3.80%
Other Benefit Plans [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	3.60%